American Century Investments®
Quarterly Portfolio Holdings
NT Heritage Fund
January 31, 2021

NT Heritage - Schedule of Investments
JANUARY 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Auto Components — 1.1%
Aptiv plc	82,797	11,061,680
Beverages — 1.0%
Boston Beer Co., Inc. (The), Class A(1)	11,293	10,354,439
Biotechnology — 4.3%
ACADIA Pharmaceuticals, Inc.(1)	128,240	6,161,932
Alnylam Pharmaceuticals, Inc.(1)	75,786	11,404,277
Argenx SE, ADR(1)	23,822	6,980,323
Natera, Inc.(1)	55,749	5,945,073
Seagen, Inc.(1)	50,135	8,235,677
Turning Point Therapeutics, Inc.(1)	48,092	6,035,065
		44,762,347
Building Products — 1.1%
Trane Technologies plc	76,483	10,963,838
Capital Markets — 3.5%
LPL Financial Holdings, Inc.	99,330	10,761,412
MarketAxess Holdings, Inc.	18,957	10,251,188
MSCI, Inc.	38,384	15,173,195
		36,185,795
Chemicals — 1.1%
Albemarle Corp.	39,589	6,439,547
Element Solutions, Inc.	314,168	5,350,281
		11,789,828
Communications Equipment — 3.6%
Arista Networks, Inc.(1)	53,458	16,441,542
F5 Networks, Inc.(1)	106,400	20,849,080
		37,290,622
Containers and Packaging — 2.6%
Avery Dennison Corp.	105,571	15,927,497
Ball Corp.	130,872	11,519,353
		27,446,850
Distributors — 0.8%
LKQ Corp.(1)	223,879	7,855,914
Electrical Equipment — 4.0%
AMETEK, Inc.	123,860	14,028,384
Generac Holdings, Inc.(1)	18,572	4,576,512
nVent Electric plc	364,385	8,154,936
Rockwell Automation, Inc.	25,342	6,298,247
Sensata Technologies Holding plc(1)	162,597	8,861,537
		41,919,616
Electronic Equipment, Instruments and Components — 4.7%
Cognex Corp.	332,569	27,313,892
Keysight Technologies, Inc.(1)	157,011	22,231,187
		49,545,079
Entertainment — 3.6%
Live Nation Entertainment, Inc.(1)	119,891	7,966,757
Roku, Inc.(1)	45,978	17,886,821
Zynga, Inc., Class A(1)	1,210,990	12,000,911
		37,854,489

Health Care Equipment and Supplies — 6.5%
Align Technology, Inc.(1)	41,908	22,017,625
DexCom, Inc.(1)	22,436	8,410,135
IDEXX Laboratories, Inc.(1)	34,314	16,425,425
Teleflex, Inc.	56,467	21,323,633
		68,176,818
Health Care Providers and Services — 3.4%
Amedisys, Inc.(1)	44,338	12,738,751
Encompass Health Corp.	287,389	23,106,075
		35,844,826
Health Care Technology — 3.3%
Teladoc Health, Inc.(1)	58,310	15,383,928
Veeva Systems, Inc., Class A(1)	68,112	18,828,881
		34,212,809
Hotels, Restaurants and Leisure — 2.3%
Chipotle Mexican Grill, Inc.(1)	8,408	12,443,840
Las Vegas Sands Corp.	231,340	11,125,141
		23,568,981
Household Durables — 0.8%
D.R. Horton, Inc.	109,550	8,413,440
Insurance — 0.7%
SelectQuote, Inc.(1)	347,480	7,338,778
Interactive Media and Services — 1.6%
Match Group, Inc.(1)	122,860	17,183,200
Internet and Direct Marketing Retail — 0.8%
Chewy, Inc., Class A(1)	86,080	8,764,666
IT Services — 4.7%
Square, Inc., Class A(1)	87,884	18,979,429
Twilio, Inc., Class A(1)	82,387	29,612,359
		48,591,788
Leisure Products — 0.7%
Peloton Interactive, Inc., Class A(1)	51,536	7,530,956

Life Sciences Tools and Services — 2.6%
Mettler-Toledo International, Inc.(1)	15,397	17,985,236
Repligen Corp.(1)	43,600	8,720,000
		26,705,236
Machinery — 3.5%
Graco, Inc.	119,687	8,251,222
Parker-Hannifin Corp.	65,205	17,253,895
Rexnord Corp.	155,764	5,897,225
Westinghouse Air Brake Technologies Corp.	74,359	5,518,181
		36,920,523
Personal Products — 1.4%
Shiseido Co. Ltd.	221,600	14,541,966
Pharmaceuticals — 1.8%
Horizon Therapeutics plc(1)	129,431	9,381,159
Jazz Pharmaceuticals plc(1)	61,174	9,512,557
		18,893,716
Professional Services — 2.6%
CoStar Group, Inc.(1)	9,714	8,739,783
TransUnion	88,842	7,732,808
Verisk Analytics, Inc.	55,242	10,136,907
		26,609,498

Semiconductors and Semiconductor Equipment — 7.2%
Advanced Micro Devices, Inc.(1)	98,247	8,413,873
Marvell Technology Group Ltd.	337,718	17,378,968
Skyworks Solutions, Inc.	126,525	21,414,356
Teradyne, Inc.	148,150	16,812,062
Xilinx, Inc.	85,778	11,200,034
		75,219,293
Software — 16.8%
Atlassian Corp. plc, Class A(1)	46,218	10,682,366
Cadence Design Systems, Inc.(1)	248,664	32,423,299
Coupa Software, Inc.(1)	52,883	16,386,855
DocuSign, Inc.(1)	57,149	13,309,431
Envestnet, Inc.(1)	94,477	7,249,220
HubSpot, Inc.(1)	45,762	17,032,616
Manhattan Associates, Inc.(1)	171,335	19,400,262
Palo Alto Networks, Inc.(1)	69,143	24,251,907
RingCentral, Inc., Class A(1)	53,744	20,042,213
Splunk, Inc.(1)	90,363	14,912,606
		175,690,775
Specialty Retail — 4.4%
Burlington Stores, Inc.(1)	68,895	17,147,965
Carvana Co.(1)	23,486	6,134,308
Five Below, Inc.(1)	56,700	9,963,891
Lithia Motors, Inc., Class A	39,420	12,562,366
		45,808,530
Textiles, Apparel and Luxury Goods — 1.3%
lululemon athletica, Inc.(1)	42,440	13,949,179
Trading Companies and Distributors — 0.9%
W.W. Grainger, Inc.	26,244	9,563,051
TOTAL COMMON STOCKS (Cost $718,542,114)		1,030,558,526
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/31/22 - 1/31/25, valued at $3,984,628), in a joint trading account at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $3,904,963)		3,904,953
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 11/15/46, valued at $6,638,283), at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $6,508,016)		6,508,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,965	3,965
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,416,918)		10,416,918
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $728,959,032)		1,040,975,444
OTHER ASSETS AND LIABILITIES — 0.3%		3,356,769
TOTAL NET ASSETS — 100.0%		$1,044,332,213

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	35,699,760	USD	346,340	Bank of America N.A.	3/31/21	$(5,311)
JPY	52,053,840	USD	502,936	Bank of America N.A.	3/31/21	(5,681)
JPY	56,840,400	USD	552,899	Bank of America N.A.	3/31/21	(9,920)
JPY	47,466,720	USD	457,236	Bank of America N.A.	3/31/21	(3,801)
JPY	36,298,080	USD	348,025	Bank of America N.A.	3/31/21	(1,281)
USD	14,124,837	JPY	1,464,886,800	Bank of America N.A.	3/31/21	131,222
USD	615,735	JPY	63,421,920	Bank of America N.A.	3/31/21	9,885
USD	721,416	JPY	74,790,000	Bank of America N.A.	3/31/21	6,970
						$122,083

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,016,016,560	14,541,966	—
Temporary Cash Investments	3,965	10,412,953	—
	1,016,020,525	24,954,919	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	148,077	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	25,994	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.